CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 525,204	$ 1,000
Prepaid expenses	23,750
Total Current Assets	548,954	1,000
Deferred offering costs		80,631
Cash and marketable securities held in Trust Account	241,600,623
TOTAL ASSETS	242,149,577	81,631
Current liabilities
Accounts payable and accrued expenses	211,548
Accrued offering costs		17,966
Promissory note - related party		43,556
Total Current Liabilities	211,548	61,522
Deferred underwriting fee payable	9,082,500
Warrant liabilities	6,702,750
TOTAL LIABILITIES	15,996,798	61,522
Commitments and Contingencies
Shareholders' (Deficit) Equity
Preference shares, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		18,962
Accumulated deficit	(15,454,557)	(4,891)
Total Shareholders' (Deficit) Equity	(15,447,844)	20,109
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	242,149,577	81,631
Class A Common Stock Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption; 24,150,000 and no shares at redemption value as of December 31, 2021 and 2020, respectively	241,600,623
Class A Common Stock Not Subject to Redemption
Shareholders' (Deficit) Equity
Common stock	675
Class B Common Stock
Shareholders' (Deficit) Equity
Common stock	$ 6,038	$ 6,038